Capital structure and financial items (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Earnings per share

		2025	2024	2023
Net profit	DKK million	102,434	100,988	83,683
Average number of shares outstanding[1]	in million shares	4,443.0	4,453.9	4,482.8
Average dilutive effect of restricted stock units	in million shares	4.7	9.1	12.0
Average number of shares outstanding, including dilutive effect	in million shares	4,447.7	4,463.0	4,494.8
Basic earnings per share	DKK	23.06	22.67	18.67
Diluted earnings per share	DKK	23.03	22.63	18.62
1. Excluding treasury shares.

Distribution to shareholders

DKK million	2025	2024	2023
Interim dividend for the year	16,663	15,583	13,430
Dividend for prior year	35,100	28,557	18,337
Dividend payout in the year	51,763	44,140	31,767
Share repurchases for the year	1,388	20,181	29,924
Total distribution for the year	53,151	64,321	61,691

DKK million	2025	2024	2023
Interim dividend[1]	16,663	15,583	13,430
Final dividend[2]	35,312	35,100	28,557
Total dividend	51,975	50,683	41,987

DKK per share	2025	2024	2023
Interim dividend[1]	3.75	3.50	3.00
Final dividend[2]	7.95	7.90	6.40
Total dividend	11.70	11.40	9.40
1. Interim dividend was paid in August 2025.  2. Final dividend for 2025 is expected to be distributed pending approval at the Annual General Meeting in March 2026. Final dividend for
2024 was approved in March 2025 and paid in March 2025 (final dividend on A shares) and April
2025 (final dividend on B shares).

Development in number of shares	Development in number of shares

Number of shares (million)	A shares	B shares	Total issued shares	Treasury shares	Out- standing shares
Shares beginning of 2024	1,075	3,435	4,510	(52)	4,458
Shares cancelled in 2024	—	(45)	(45)	45	—
Released allocated shares to employees	—	—	—	8	8
Shares purchased in 2024	—	—	—	(25)	(25)
Number of shares end of 2024	1,075	3,390	4,465	(24)	4,441
Released allocated shares to employees	—	—	—	5	5
Shares purchased in 2025	—	—	—	(2)	(2)
Number of shares end of 2025	1,075	3,390	4,465	(21)	4,444

Specification of other reserves

Specification of Other reserves
DKK million	Exchange rate adjustments	Cash flow hedges[1]	Tax and other items	Total
Reserve at 1 January 2023	1,385	1,026	38	2,449
Other comprehensive income, net	(1,404)	586	(355)	(1,173)
Reserve at 31 December 2023	(19)	1,612	(317)	1,276
Other comprehensive income, net	3,096	(6,221)	1,343	(1,782)
Transferred to intangible assets[2]	—	(1,154)	254	(900)
Reserve at 31 December 2024	3,077	(5,763)	1,280	(1,406)
Other comprehensive income, net	(7,759)	10,102	(2,632)	(289)
Reserve at 31 December 2025	(4,682)	4,339	(1,352)	(1,695)
1. Refer to note 4.5 for information on cash flow hedges. 2. A gain from cash flow hedges related to acquisition of businesses of DKK 1,154 million was transferred directly from the cash flow hedge reserve on an after-tax basis to the initial cost of net assets acquired leading to a net hedging effect of DKK 900 million.

Financial risks	Management has assessed the following key financial risks:

Type	Financial risk
Foreign exchange risk	High
Credit risk	Low
Interest rate risk	Low
Liquidity risk	Low

Credit exposure for cash at bank, marketable securities and derivative financial instruments (fair value)
DKK million	Cash at bank	Marketable securities	Derivative financial instruments	Total
2025
AAA range	—	498	—	498
AA range	10,026	—	1,777	11,803
A range	15,457	—	4,905	20,362
BBB range	200	—	—	200
Not rated or below BBB range	781	—	—	781
Total	26,464	498	6,682	33,644
2024
AAA range	—	10,653	—	10,653
AA range	6,582	—	1,773	8,355
A range	8,278	—	4,553	12,831
BBB range	172	—	—	172
Not rated or below BBB range	623	—	—	623
Total	15,655	10,653	6,326	32,634

Key currencies

Exchange rates applied for hedged currencies[1]
	USD	CNY	JPY
Average exchange rate applied (DKK per 100)
2025	662	92	4.43
2024	689	96	4.56
2023	689	97	4.91
Year-end exchange rate applied (DKK per 100)
2025	635	91	4.07
2024	714	98	4.53
2023	674	95	4.77
1. Exchange rates applied for EUR are not included because the exchange rate risk exposure in EUR is regarded as low.

Foreign exchange sensitivity analysis

Sensitivity on financial instruments of an immediate 5% decrease in currency rates on 31 December vs DKK[2]
DKK million	2025	2024
Sensitivity of all currencies
Impact on profit before tax	(153)	(323)
Impact on equity	5,678	8,012
Total	5,525	7,689
Of which sensitivity to USD
Impact on profit before tax	348	148
Impact on equity	4,901	7,178
Total	5,249	7,326
2. An immediate 5% increase would have the opposite impact to the above.

Financial contracts

Financial contracts coverage at year end
Months	USD	CNY[3]	JPY
2025	12	12	12
2024	12	12	12
3. Chinese yuan traded offshore (CNH) is used to hedge Novo Nordisk's CNY currency exposure.

Disclosure of credit risk

Credit exposure for cash at bank, marketable securities and derivative financial instruments (fair value)
DKK million	Cash at bank	Marketable securities	Derivative financial instruments	Total
2025
AAA range	—	498	—	498
AA range	10,026	—	1,777	11,803
A range	15,457	—	4,905	20,362
BBB range	200	—	—	200
Not rated or below BBB range	781	—	—	781
Total	26,464	498	6,682	33,644
2024
AAA range	—	10,653	—	10,653
AA range	6,582	—	1,773	8,355
A range	8,278	—	4,553	12,831
BBB range	172	—	—	172
Not rated or below BBB range	623	—	—	623
Total	15,655	10,653	6,326	32,634

Derecognised receivables	At year-end, the Group had derecognised receivables without recourse having due dates after 31 December amounting to:

DKK million	2025	2024	2023
US	3,812	3,214	5,059
Japan	1,747	1,834	2,050

Cash and cash equivalents and financial reserves

Financial reserves
DKK million	2025	2024	2023
Cash at bank	26,464	15,655	14,392
Marketable securities	498	10,653	15,838
Undrawn committed credit facility[4]	24,401	22,380	11,552
Undrawn bridge facility	7,469	6,341	—
Borrowings	(10,681)	(11,775)	(5,431)
Financial reserves	48,151	43,254	36,351
4. The undrawn committed credit facility comprises a facility of EUR  3,267 million in 2025 (EUR
3,000 million in 2024 and EUR 1,550 million in 2023) committed by a portfolio of international banks.
The facility matures in 2030.

Derivative financial instruments

	2025				2024
DKK million	Average rate	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end	Average rate	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end
Cash flow hedges
Forward contracts USD	653	101,884	4,316	497	676	137,781	13	5,704
Forward contracts CNH and JPY		16,356	598	78		16,910	109	181
Forward contracts recognised in other comprehensive income		118,240	4,914	575		154,691	122	5,885
Fair value hedges
Forward contracts USD	632	69,406	1,186	1,351	683	75,864	6,135	1,577
Forward contracts EUR[1]		102,282	272	1		10,597	15	3
Forward contracts CNH, JPY and others		11,492	310	99		6,854	54	66
Forward contracts recognised in the income statement		183,180	1,768	1,451		93,315	6,204	1,646
Total derivative financial instruments		301,420	6,682	2,026		248,006	6,326	7,531
1.The EUR forward contracts hedge the Eurobonds, see note 4.6. Despite the foreign exchange risk from EUR being considered low, the Eurobonds are hedged due to the size of the outstanding balance.

Borrowings

Liabilities arising from financing activities				Non-cash movements
DKK million	Beginning of the year	Re- payments	Proceeds	Additions[1]	Disposals	Exchange rates	Other	End of the year
2025
Lease liabilities	6,766	(1,503)	—	3,935	(23)	(628)	25	8,572
Eurobonds	50,528	(3,734)	74,091	—	—	118	71	121,074
Loans	39,701	(45,898)	6,599	—	—	(18)	—	384
Commercial papers	5,343	(27,865)	23,261	—	—	6	—	745
Bank overdrafts	449	(188)	(20)	—	—	(58)	—	183
Total borrowings	102,787	(79,188)	103,931	3,935	(23)	(580)	96	130,958
2024
Lease liabilities	5,726	(1,417)	—	2,383	(3)	71	6	6,766
Eurobonds	20,824	(4,849)	34,513	—	—	12	28	50,528
Loans	—	—	39,494	201	—	6	—	39,701
Commercial papers	—	—	5,344	—	—	(1)	—	5,343
Bank overdrafts	456	(69)	40	—	—	22	—	449
Total borrowings	27,006	(6,335)	79,391	2,584	(3)	110	34	102,787
1. Non-cash additions in 2024 include additions from acquisitions of businesses.

Issuance of Eurobonds			Nominal value in millions
Interest	Issue date	Maturity	EUR	DKK
3.375% Fixed	May 2024	May 2026	1,300	9,710
3mEuribor + 30bp	May 2025	May 2027	1,400	10,456
1.125% Fixed	Mar 2022	Sep 2027	500	3,734
3mEuribor + 20bp	Nov 2025	Nov 2027	650	4,855
2.375% Fixed	May 2025	May 2028	1,450	10,830
0.125% Fixed	Jun 2021	Jun 2028	650	4,855
3.125% Fixed	May 2024	Jan 2029	1,000	7,469
2.500% Fixed	Nov 2025	Feb 2029	650	4,855
1.375% Fixed	Mar 2022	Mar 2030	500	3,734
2.875% Fixed	May 2025	Aug 2030	1,000	7,469
3.250% Fixed	May 2024	Jan 2031	1,000	7,469
3.000% Fixed	Nov 2025	Feb 2032	600	4,481
3.125% Fixed	May 2025	May 2033	900	6,722
3.375% Fixed	May 2024	May 2034	1,350	10,083
3.375% Fixed	Nov 2025	Feb 2035	600	4,481
3.625% Fixed	May 2025	May 2037	1,250	9,336
3.625% Fixed	Nov 2025	Feb 2038	750	5,602
4.000% Fixed	Nov 2025	Nov 2045	750	5,602

Contractual undiscounted cash flows

Contractual undiscounted cash flows						2025
DKK million	Leases	Eurobonds	Loans	Commercial papers	Bank overdrafts	Total
2025
Within 1 year	1,613	12,536	58	747	183	15,137
1-3 years	2,485	40,369	124	—	—	42,978
3-5 years	1,785	27,999	39	—	—	29,823
More than 5 years	4,740	64,137	256	—	—	69,133
Total	10,623	145,041	477	747	183	157,071
Carrying amount end of the year	8,572	121,074	384	745	183	130,958
Non-current borrowings	7,236	111,373	332	—	—	118,941
Current borrowings	1,336	9,701	52	745	183	12,017
2024
Within 1 year	1,510	4,842	3,279	5,356	449	15,436
1-3 years	2,327	11,829	37,945	—	—	52,101
3-5 years	1,558	17,700	28	—	—	19,286
More than 5 years	2,056	23,403	—	—	—	25,459
Total	7,451	57,774	41,252	5,356	449	112,282
Carrying amount end of the year	6,766	50,528	39,701	5,343	449	102,787
Non-current borrowings	5,428	46,799	37,447	—	—	89,674
Current borrowings	1,338	3,729	2,254	5,343	449	13,113

Other non-cash items

Other non-cash items
DKK million	2025	2024	2023

Interest income and interest expenses, net (note 4.9)	2,938	(198)	(527)
Capital gain/(loss) on investments, net (note 4.9)	(80)	19	106
Results of associated companies (note 4.9)	17	17	(81)
Share-based payment costs (note 5.1)	1,435	2,289	2,149
Increase/(decrease) in provisions and retirement benefit obligations[1]	(1,209)	1,918	1,349
Exchange rate effects on provisions and retirement benefit obligations[1]	711	(230)	65
Adjustment for remeasurements of retirement benefit obligations	26	(119)	13
Adjustment of provisions and retirement benefit obligations related to acquisition of businesses	—	(1,088)	—
Unrealised gain/(loss) on fair value hedge through profit or loss (note 4.9)	4,241	(5,098)	(662)
Unrealised gain/(loss) from foreign exchange	(9,432)	4,996	2,394
Other	(1,769)	(2,061)	(4,382)
Total other non-cash items[1]	(3,122)	445	424
1. Amounts relating to the reclassification from 'provisions' to 'sales deductions and product returns' in 2024 and 2023 have been reclassified from 'Other non-cash items' to 'Changes in working capital'.

Change in working capital

Change in working capital
DKK million	2025	2024	2023
Inventories	(8,774)	(9,038)	(7,423)
Trade receivables	1,093	(7,179)	(14,210)
Other current receivables and prepayments	21	(4,544)	(2,063)
Sales deductions and product returns1 2	(1,509)	18,287	33,123
Trade payables[2]	2,618	5,011	7,529
Other liabilities[2]	4,349	9,264	5,436
Other non-current receivables and prepayments	(1,848)	(2,586)	(1,224)
Adjustment for payables related to non-current assets	54	(3,520)	(2,432)
Adjustment related to acquisition (note 5.3) of businesses	—	1,134	—
Adjustment related to settlement for prior year's acquisition of businesses (note 5.3)	(1,004)	—	—
Change in working capital including exchange rate adjustments	(5,000)	6,829	18,736
Exchange rate adjustments[1]	8,737	(4,240)	977
Cash flow change in working capital[1]	3,737	2,589	19,713
1. Amounts relating to the reclassification from 'provisions' to 'sales deductions and product returns relating to 2024 and 2023 have been reclassified from 'Other non-cash items' to 'Changes in working capital'. 2. Amounts included in 'sales deductions and product returns relating to 2024 and
2023 have been reclassified from 'trade payables' and 'other liabilities'.

Financial assets

DKK million	Gross carrying amount	Loss allowance	Net carrying amount
2025
Not yet due	70,034	(1,244)	68,790
1-90 days	1,813	(141)	1,672
91-180 days	295	(76)	219
181-270 days	212	(37)	175
271-360 days	114	(114)	—
More than 360 days past due	375	(375)	—
Trade receivables	72,843	(1,987)	70,856
2024
Not yet due	71,245	(1,049)	70,196
1-90 days	1,452	(230)	1,222
91-180 days	415	(110)	305
181-270 days	328	(102)	226
271-360 days	341	(341)	—
More than 360 days past due	295	(295)	—
Trade receivables	74,076	(2,127)	71,949

Allowance for doubtful trade receivables
DKK million	2025	2024
Carrying amount at the beginning of the year	2,127	1,794
Reversal of allowance on realised losses	(70)	(70)
Net movement recognised in income statement	44	445
Effect of exchange rate adjustment	(114)	(42)
Allowance at the end of the year	1,987	2,127

Financial instruments by measurement category
	2025					2024
DKK million	Amortised cost	Fair value through the income statement	Fair value through other comprehensive income	Derivatives used as hedging instruments	Total	Amortised cost[4]	Fair value through the income statement[4]	Fair value through other comprehensive income	Derivatives used as hedging instruments	Total
Other receivables and prepayments[1]	2,837	—	—	—	2,837	3,233	1,004	—	—	4,237
Other financial assets	599	1,542	—	—	2,141	747	1,530	—	—	2,277
Trade receivables (note 3.5)	27,434	—	43,422	—	70,856	25,996	—	45,953	—	71,949
Marketable securities	—	498	—	—	498	—	10,653	—	—	10,653
Derivative financial instruments (note 4.5)	—	—	—	6,682	6,682	—	—	—	6,326	6,326
Cash at bank (note 4.4)	26,464	—	—	—	26,464	15,655	—	—	—	15,655
Financial assets at the end of the year	57,334	2,040	43,422	6,682	109,478	45,631	13,187	45,953	6,326	111,097
Borrowings (note 4.6)	130,958	—	—	—	130,958	102,787	—	—	—	102,787
Other liabilities[2,3]	38,804	—	—	—	38,804	34,412	—	—	—	34,412
Trade payables[3]	19,758	—	—	—	19,758	17,140	—	—	—	17,140
Sales deductions and product returns (note 2.1)[3]	134,400	—	—	—	134,400	135,909	—	—	—	135,909
Derivative financial instruments (note 4.5)	—	—	—	2,026	2,026	—	—	—	7,531	7,531
Financial liabilities at the end of the year	323,920	—	—	2,026	325,946	290,248	—	—	7,531	297,779
1. The balance sheet item 'other receivables and prepayments' includes prepayments and VAT receivables amounting to DKK 16,509 million (DKK 13,282 million in 2024) that are not financial instruments.
2. The balance sheet item 'other liabilities' includes VAT and duties payable amounting to DKK 917 million (DKK 960 million in 2024) that are not financial instruments.
3. Comparatives were restated to reflect the new balance sheet item 'sales deductions and product returns' and the reclassification of confirmed sales rebates from 'trade payables' and 'other liabilities' to 'sales deductions and product returns'. Reference is made to note 2.1.
4. Comparatives for 'other receivables and prepayments' were restated to reflect changes in the provisional purchase price allocation from business combination in 2024. Reference is made to note 5.3.

Financial liabilities

Financial instruments by measurement category
	2025					2024
DKK million	Amortised cost	Fair value through the income statement	Fair value through other comprehensive income	Derivatives used as hedging instruments	Total	Amortised cost[4]	Fair value through the income statement[4]	Fair value through other comprehensive income	Derivatives used as hedging instruments	Total
Other receivables and prepayments[1]	2,837	—	—	—	2,837	3,233	1,004	—	—	4,237
Other financial assets	599	1,542	—	—	2,141	747	1,530	—	—	2,277
Trade receivables (note 3.5)	27,434	—	43,422	—	70,856	25,996	—	45,953	—	71,949
Marketable securities	—	498	—	—	498	—	10,653	—	—	10,653
Derivative financial instruments (note 4.5)	—	—	—	6,682	6,682	—	—	—	6,326	6,326
Cash at bank (note 4.4)	26,464	—	—	—	26,464	15,655	—	—	—	15,655
Financial assets at the end of the year	57,334	2,040	43,422	6,682	109,478	45,631	13,187	45,953	6,326	111,097
Borrowings (note 4.6)	130,958	—	—	—	130,958	102,787	—	—	—	102,787
Other liabilities[2,3]	38,804	—	—	—	38,804	34,412	—	—	—	34,412
Trade payables[3]	19,758	—	—	—	19,758	17,140	—	—	—	17,140
Sales deductions and product returns (note 2.1)[3]	134,400	—	—	—	134,400	135,909	—	—	—	135,909
Derivative financial instruments (note 4.5)	—	—	—	2,026	2,026	—	—	—	7,531	7,531
Financial liabilities at the end of the year	323,920	—	—	2,026	325,946	290,248	—	—	7,531	297,779
1. The balance sheet item 'other receivables and prepayments' includes prepayments and VAT receivables amounting to DKK 16,509 million (DKK 13,282 million in 2024) that are not financial instruments.
2. The balance sheet item 'other liabilities' includes VAT and duties payable amounting to DKK 917 million (DKK 960 million in 2024) that are not financial instruments.
3. Comparatives were restated to reflect the new balance sheet item 'sales deductions and product returns' and the reclassification of confirmed sales rebates from 'trade payables' and 'other liabilities' to 'sales deductions and product returns'. Reference is made to note 2.1.
4. Comparatives for 'other receivables and prepayments' were restated to reflect changes in the provisional purchase price allocation from business combination in 2024. Reference is made to note 5.3.

Fair value measurement hierarchy

Fair value measurement hierarchy
DKK million	2025	2024
Active market data (level 1)	800	10,833
Directly or indirectly observable market data (level 2)	6,682	6,326
Not based on observable market data (level 3)[1]	44,662	48,307
Total financial assets at fair value	52,144	65,466
Directly or indirectly observable market data (level 2)	2,026	7,531
Total financial liabilities at fair value	2,026	7,531
1. Comparatives were restated to reflect changes in the provisional purchase price allocation from business combination in 2024. Reference is made to note 5.3.

Financial income

DKK million	2025	2024	2023
Financial income
Interest income[1]	1,269	1,838	1,069
Foreign exchange gain (net)	8,311	—	308
Financial gain from forward contracts (net)	—	4,358	1,344
Capital gain on investments	80	—	—
Capital gain on marketable securities	—	2	143
Result of associated companies	—	—	81
Total financial income	9,660	6,198	2,945
Financial expenses
Interest expenses on debts and borrowings	4,207	1,640	542
Foreign exchange loss (net)	—	5,381	—
Financial loss from forward contracts (net)	2,304	—	—
Capital loss on investments	—	19	106
Capital loss on marketable securities	9	—	—
Result of associated companies	17	17	—
Other financial expenses	241	289	197
Total financial expenses	6,778	7,346	845
1. Interest income include DKK 57 million from marketable securities at fair value through the income statement (2024: DKK 399 million; 2023: DKK 370 million) while the remaining interest income is derived from financial assets at amortised cost.

Financial expenses

DKK million	2025	2024	2023
Financial income
Interest income[1]	1,269	1,838	1,069
Foreign exchange gain (net)	8,311	—	308
Financial gain from forward contracts (net)	—	4,358	1,344
Capital gain on investments	80	—	—
Capital gain on marketable securities	—	2	143
Result of associated companies	—	—	81
Total financial income	9,660	6,198	2,945
Financial expenses
Interest expenses on debts and borrowings	4,207	1,640	542
Foreign exchange loss (net)	—	5,381	—
Financial loss from forward contracts (net)	2,304	—	—
Capital loss on investments	—	19	106
Capital loss on marketable securities	9	—	—
Result of associated companies	17	17	—
Other financial expenses	241	289	197
Total financial expenses	6,778	7,346	845
1. Interest income include DKK 57 million from marketable securities at fair value through the income statement (2024: DKK 399 million; 2023: DKK 370 million) while the remaining interest income is derived from financial assets at amortised cost.

Financial impact from forward contracts

Financial impact from forward contracts, specified
DKK million	2025	2024	2023
Income/(loss) transferred from other comprehensive income	(5,763)	1,612	1,026
Realised fair value adjustment of transferred contracts	9,860	(2,903)	214
Unrealised fair value adjustments of forward contracts[2]	317	4,558	(540)
Realised foreign exchange gain/(loss) on forward contracts	(6,718)	1,091	644
Financial income/(expense) from forward contracts	(2,304)	4,358	1,344
2. Refer to note 4.5 for information on open fair value hedge contracts at 31 December.